General Information (Details Textual) $ / shares in Units, € in Thousands, in Thousands, ₲ in Millions																																							1 Months Ended							12 Months Ended
		Nov. 02, 2020	Sep. 04, 2020 CLP ($)	Sep. 04, 2020 USD ($)	Aug. 28, 2020 CLP ($) shares	Aug. 28, 2020 USD ($) shares	Aug. 21, 2020 CLP ($)	Aug. 21, 2020 USD ($)	Jul. 01, 2020 CLP ($)	Jul. 01, 2020 PYG (₲)	May 12, 2020 CLP ($)	May 12, 2020 PYG (₲)	Apr. 16, 2020 CLP ($)	Apr. 15, 2020 CLP ($)	Apr. 15, 2020 USD ($)	Mar. 20, 2020 CLP ($) shares	Feb. 18, 2020 CLP ($) shares	Jan. 31, 2020 USD ($)	Sep. 06, 2019 CLP ($)	Sep. 06, 2019 USD ($)	Aug. 30, 2019 CLP ($) shares	Jul. 11, 2019 CLP ($)	Jul. 11, 2019 USD ($)	Jun. 28, 2019 CLF ( )	Jun. 28, 2019 USD ($)	Jun. 12, 2019 CLP ($)	Jun. 12, 2019 USD ($)	May 31, 2019 CLP ($) shares	May 31, 2019 USD ($) $ / shares shares	May 27, 2019 CLP ($)	May 27, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 28, 2019 ARS ($) shares	Dec. 07, 2018 CLP ($)	Dec. 07, 2018 USD ($)	Nov. 13, 2018 CLP ($) shares	Nov. 13, 2018 EUR (€) shares	Aug. 09, 2018 CLP ($)	Dec. 17, 2018 CLP ($)	Dec. 17, 2018 USD ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 31, 2018 CLP ($)	Jan. 29, 2018 CLP ($) $ / perunit	Jan. 29, 2018 CLP ($) $ / perunit	Dec. 31, 2020 CLP ($) Number shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) Number shares	Jul. 22, 2020 CLP ($) shares	Jul. 11, 2019 USD ($)	Apr. 30, 2019	Aug. 31, 2018	Aug. 31, 2018 shares	Aug. 31, 2018 $ / perunit	Aug. 09, 2018 USD ($)	Jun. 05, 2018 CLP ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Dec. 31, 2017 USD ($)	May 07, 2014
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																														$ 185,648,399,000							$ 306,000,000,000
Percentage of voting equity interests acquired																																						17.00%						0.18%	0.18%	49.9589%							49.9589%				30.0004%			17.00%
Consideration transferred, acquisition-date fair value																																						$ 5,457,935,000					$ 361,560,000	$ 49,400,000,000	$ 49,400,000,000															$ 8,500,000,000
Cash flow used for control of subsidiaries or other business																																														$ 1,028,076,000		$ 8,652,268,000		$ 5,819,495,000
Number of instruments or interests issued or issuable | $ / perunit																																												934,774,763	934,774,763
Number of employees | Number																																														9,051							9,051
Intangible assets other than goodwill																																														$ 128,257,441,000		125,618,666,000		118,964,142,000
Profit (loss), attributable to ordinary equity holders of parent entity																																														96,152,272,000		130,141,692,000		306,890,792,000
Cash flows from (used in) operating activities																																														280,669,513,000		242,320,045,000		429,313,131,000
Other Income																																														19,295,892,000		22,584,710,000		228,455,054,000
Cost of sales																																														$ 984,035,922,000		908,318,190,000		860,011,392,000
Dividend payables																																																													$ 129,858,280,000	$ 5,141,760,000,000	$ 104,729,404,000	$ 4,146,778,022,400
Sale Or Issue Of Share To Subsidiary																																		$ 1,806,000	$ 2,600,000
Consideration paid (received)																																											470,711,000
Number of shares issued and fully paid | shares																																				(12,000)	(12,000)									369,502,872							369,502,872
Payments to acquire or redeem entity's shares																																				$ 9,252,000	€ 12,000
Payments from changes in ownership interests in subsidaries that does not result in loss of control																																														$ (1,028,076,000)		(8,652,268,000)		(5,819,495,000)
Proportion of controlling interest in subsidiary																	50.0909%
Capital paid up																																														$ 562,693,346,000		562,693,346,000
Fabrica de Envases Plasticos S.A. [Member] | Investment and shareholders agreement [member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture		50.00%
Envases CMF SA [Member] | Investment and shareholders agreement [member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture		50.00%
Compaa Cerveceras Unidas SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss), attributable to ordinary equity holders of parent entity |																																																			157,358,973
Compaa Cerveceras Unidas SA [Member] | Covid-19 [member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage decrease in net debt																																														12.00%	12.00%
Compaa Cerveceras Unidas SA [Member] | Covid-19 [member] | Negative currency translation impacts [member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage decrease in net income after tax																																														26.10%	26.10%
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																																																		34.00%
Cash flow used for control of subsidiaries or other business																																									$ 1,044,688,000
Payments from changes in ownership interests in subsidaries that does not result in loss of control																						$ 122,210,000	$ 178,305,000																			$ 1,530,029,000
BBO [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																																						51.00%
Cervecera Guayacn Spa [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																																									30.0004%
Consideration transferred, acquisition-date fair value																																											$ 361,560,000
Number of instruments or interests issued or issuable																																																									39,232,000		39,232
Proportion of voting rights held in subsidiary																																											50.0004%
Consideration paid (received)																																											$ 470,711,000
Number of shares issued and fully paid | shares																																																										49,038
Budweiser Beer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																																															$ 10,000,000,000
Other Income																																														$ 6,109,800,000		2,581,452,000	$ 3,548,372,000	4,840,167,000		$ 6,451,628,000
commercialization of the Brands [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																																														17,107,440,000	28,000,000,000
Cost of sales																																														$ 13,123,558,000	$ 18,459,185,000	$ 16,002,081,000	$ 21,372,012,000	14,251,811,000		$ 19,802,868,000
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																																														50.0917%	50.0917%	50.0917%	50.0917%
Proportion of controlling interest in subsidiary																																														50.0917%	50.0917%	50.0917%	50.0917%
Name of subsidiary																																														Aguas CCU-Nestlé Chile S.A.	Aguas CCU-Nestlé Chile S.A.
Inversiones Invex CCU Dos Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Dividend payables																																																															$ 25,128,876,000	$ 994,981,977,600
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																																													99.02%	99.7775%	99.7775%	99.7775%	99.7775%
Proportion of controlling interest in subsidiary																																														99.7775%	99.7775%	99.7775%	99.7775%
Name of subsidiary																																														CCU Inversiones S.A. (3)	CCU Inversiones S.A. (3)
CCU Inversiones S.A [Member] | VSPT [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																												15.79%	15.79%
Consideration transferred, acquisition-date fair value																																												$ 49,222,782,000	$ 49,222,782,000
Number of instruments or interests issued or issuable | $ / perunit																																												6,310,613,119	6,310,613,119
Proportion of voting rights held in subsidiary																																												83.01%
CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																								$ 40,294,696,000
Proportion of voting rights held in subsidiary																																														100.00%	100.00%	100.00%	100.00%
Payments from changes in ownership interests in subsidaries that does not result in loss of control				$ 12,200,000,000										$ 14,002,395,000	$ 16,500,000,000			$ 11,500,000,000	$ 7,233,000,000	$ 10,000,000,000				849,630	$ 1,249,713,000	$ 990,473,000	$ 1,428,017,000			$ 2,223,488,000	$ 3,200,000,000															$ 9,176,540,000
Proportion of controlling interest in subsidiary																																														100.00%	100.00%	100.00%	100.00%
Name of subsidiary																																														CCU Inversiones II Ltda. (8)	CCU Inversiones II Ltda. (8)
Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																												$ 9,910,040	$ 14,000,000
Sale Or Issue Of Share To Subsidiary																																	$ 100,000,000
Proportion of voting rights held in subsidiary																																														82.987%	82.987%	82.987%	82.987%
Proportion of controlling interest in subsidiary																																														82.987%	82.987%	82.987%	82.987%
Name of subsidiary																																														Finca La Celia S.A. (9)	Finca La Celia S.A. (9)
Finca La Celia S.A. [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary																																	$ 100,000,000
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares																																265,300.00
Vina San Pedro Tarapaca S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary	[1]																																													82.987%	82.987%	82.987%	82.987%
Proportion of controlling interest in subsidiary	[1]																																													82.987%	82.987%	82.987%	82.987%
Name of subsidiary	[1]																																													Viña San Pedro Tarapacá S.A. (*) (3)	Viña San Pedro Tarapacá S.A. (*) (3)
Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																																								5.001%
Proportion of voting rights held in subsidiary																																														50.0007%	50.0007%	50.0007%	50.0007%
Proportion of controlling interest in subsidiary																																														50.0007%	50.0007%	50.0007%	50.0007%
Name of subsidiary																																														Cervecería Kunstmann S.A.	Cervecería Kunstmann S.A.
LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																																														100.00%	100.00%	0.00%	0.00%
Proportion of controlling interest in subsidiary																																														100.00%	100.00%	0.00%	0.00%
Name of subsidiary																																														La Barra S.A. (15)	La Barra S.A. (15)
Nature of business of subsidiary company																marketing and sale of beverages, food products and household items.
Authorized capital value																$ 1,500,000,000
Authorized capital shares | shares																1,500,000
Date of incorporation of the subsidiary company																Mar. 20, 2020
Capital paid up																																																						$ 1,500,000,000
Number of shares held | shares																																																						1,500,000
Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Consideration transferred, acquisition-date fair value																						$ 122,210,000																																	$ 178,305,000
Proportion of voting rights held in subsidiary	[2]																																													50.0049%	50.0049%	50.0049%	50.0049%
Proportion of controlling interest in subsidiary	[2]																																													50.0049%	50.0049%	50.0049%	50.0049%
Name of subsidiary	[2]																																													Bebidas del Paraguay S.A. (**) (16)	Bebidas del Paraguay S.A. (**) (16)
Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary	[2]																																													49.9589%	49.9589%	49.9589%	49.9589%
Proportion of controlling interest in subsidiary	[2]																																													49.9589%	49.9589%	49.9589%	49.9589%
Name of subsidiary	[2]																																													Distribuidora del Paraguay S.A. (**) (16)	Distribuidora del Paraguay S.A. (**) (16)
Inversiones Invex CCU Tres Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners			$ 800,000,000
Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners			2,500,000,000
La Barra S A former Ecomccu S A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Name of subsidiary																ECOMCCU S.A
Manantial S.A. [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests													0.9225%
Increase decrease through contribution by owners													$ 1,500,000,000
Proportion of controlling interest in subsidiary													99.0775%
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																												9,910,040,000	14,000,000,000
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary																													$ 14,000,000,000			$ 7,000,000,000
Shares issued | shares																													607,600,000
Bodega San Juan [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares																																	100,000
Bodega San Juan [Member] | Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																												$ 1,986,836,000	$ 2,806,820,000
Milotur S.A. [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business							$ 3,143,360,000	$ 4,000,000,000																						$ 2,223,488,000	$ 3,200,000,000
Cerverica Czot Spa [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares					95,710	95,710
Cerverica Czot Spa [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional controlling interest acquired																					5.001%
Investments made in the shares of subsidiary Shares | shares					63,022	63,022															5,001
Investment made in the shares of subsidiary					$ 176,620,000																$ 6,156,000
Proportion of controlling interest in subsidiary					50.0005%	50.0005%															50.001%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Disposal Of Shares In Subsidiary Shares | shares					15,167	15,167
Disposal Of Shares In Subsidiary Value					$ 42,506,000	$ 42,506,000
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners																													$ 10,000,000,000
Common stock shares issued ,Shares | shares																												16,000,000	16,000,000
Share price | $ / shares																													$ 625
Percentage of increase in the equity capital																												100.00%	100.00%
CCU Inversiones II Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control			$ 9,411,690,000
CCU Inversiones II Limitada [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																							$ 27,659,891,000
Mahina SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares																	100
Proportion of controlling interest in subsidiary																	50.0909%
Mahina SPA [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																	50.10%
Increase decrease through contribution by owners																	$ 50,000,000
Common stock shares issued ,Shares | shares																	50
Investments made in the shares of subsidiary Shares | shares																	501
Investment made in the shares of subsidiary																	$ 525,000,000
Sajonia Brewing Company S.R.L [Member] | Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business											$ 48,257,000	₲ 400
Additional controlling interest acquired											27.00%	27.00%
Proportion of controlling interest in subsidiary											78.00%	78.00%
Percentage of non controlling interest acquired									21.00%	21.00%
Sajonia Brewing Company S.R.L [Member] | Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of non controlling interest acquired									1.00%	1.00%
Sajonia Brewing Company S.R.L [Member] | Bebidas Del Paraguay And Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business									$ 33,458,000	₲ 279
Proportion of controlling interest in subsidiary									100.00%	100.00%
Quinenco S.A. And Heineken Chile Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																																														50.00%	50.00%
Promarca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																														$ 4,100,979,000		$ 4,511,337,000		4,581,922,000
Distributable Profit Percentage																																														100.00%	100.00%
Compania Pisquera Bauza S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of ownership proposed to be divested																																														40.00%	40.00%
Bebidas CCU-PepsiCo SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																														$ 3,061,898,000		1,243,574,000		1,137,233,000
Distributable Profit Percentage																																														100.00%	100.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																														$ 2,532,525,000		$ 1,157,424,000		$ 1,263,169,000
Distributable Profit Percentage																																														100.00%	100.00%
Inversiones Y Rentas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subsidiary Interest Ownership Percentage Held By Parent																																														60.00%	60.00%
Budweiser In Argentina [Member] | ABI Group [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																																	$ 306,000,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																					$ 400,000,000,000,000
Brand names [member]
Disclosure Of General Information About Financial Statements [Line Items]
Intangible assets other than goodwill																																														$ 26,721,236,000							$ 44,044,000,000

[1]	Listed company in Chile.
[2]	See Note 1 – General Information, letter D), Subsidiaries with direct or indirect participation of less than 50%